Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (in 000’s)
2024	5,372,124	10,081,103	808,607	1,484,854	$184.94	9,025
2023	3,372,200	5,119,250	772,732	990,756	$241.62	11,367
2022	2,841,593	3,059,976	684,588	687,675	$120.65	924

Named Executive Officers, Footnote [Text Block]
(1)	Julie Smolyansky was our principal executive officer ("PEO") for each of the years shown.

(2)	The non-PEO NEOs for each applicable year are Eric Hanson and Amy Feldman.

Total Compensation per Summary Compensation	$ 5,372,124	$ 3,372,200	$ 2,841,593
Compensation Actually Paid	$ 10,081,103	5,119,250	3,059,976
Adjustment To PEO Compensation, Footnote [Text Block]

(3)	The table below details amounts deducted and added to calculate Average Compensation Actually Paid to the PEO and non-PEO NEOs.:

	2024
	PEO $		Average of NEOs $
Total Compensation per Summary Compensation Table (SCT)	5,372,124		808,607
Less: Value of Stock Award Reported in SCT	(750,000)		(140,125)
Plus: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Year	1,354,675	(A)	253,072	(A)
Plus: Fair Value for Equity Awards Granted and Vested During the Covered Year	–		–
Plus: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	3,004,944	(B)	521,514	(B)
Plus: Change in Fair Value of Prior Year Equity Awards that Vested this Year	1,099,360		41,786
“Compensation Actually Paid”" for Year Shown	10,081,103		1,484,854

(A)	Includes target PSUs that may be earned under the Company’s 2024 long term incentive program. Such PSUs may be earned at the end of a three-year performance period based on the achievement of performance goals over such three-year performance period. Actual PSUs earned cannot be determined until after the completion of the performance period.
(B)

Includes an estimate of PSUs that may be earned under the Company’s 2022 long term incentive program and the Company’s 2023 long term incentive program. Such PSUs may be earned at the end of a three-year performance period based on the achievement of performance goals over such three-year performance period. Actual PSUs earned cannot be determined until after the completion of the performance period.

Total Compensation per Summary Compensation	$ 808,607	772,732	684,588
Compensation Actually Paid	$ 1,484,854	990,756	687,675
Compensation Actually Paid and Cumulative TSR

Compensation Actually Paid and Cumulative TSR

As demonstrated by the following graph, the amount of compensation actually paid to the Company’s NEOs as a group is aligned with the Company’s cumulative total shareholder return (“TSR”) over the three years presented in the table.

Compensation Actually Paid and Net Income

Compensation Actually Paid and Net Income

The following graph depicts the relationship between the average amount of compensation actually paid to the Company’s NEOs as a group and the Company’s net income over the three years presented in the table.

Value of Initial Fixed $100 Investment Based on Total Shareholder Return	$ 184.94	241.62	120.65
Net Income	$ 9,025,000	$ 11,367,000	$ 924,000
PEO Name	Julie Smolyansky	Julie Smolyansky	Julie Smolyansky
PEO [Member] | Less Value Of Stock Award Reported In S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (750,000)
PEO [Member] | Plus Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,354,675
PEO [Member] | Plus Fair Value For Equity Awards Granted And Vested During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Plus Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,004,944
PEO [Member] | Plus Change In Fair Value Of Prior Year Equity Awards That Vested This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,099,360
Non-PEO NEO [Member] | Less Value Of Stock Award Reported In S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(140,125)
Non-PEO NEO [Member] | Plus Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	253,072
Non-PEO NEO [Member] | Plus Fair Value For Equity Awards Granted And Vested During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Plus Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	521,514
Non-PEO NEO [Member] | Plus Change In Fair Value Of Prior Year Equity Awards That Vested This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 41,786